Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis Of Presentation And Going Concern Assumption

BASIS OF PREPARATION AND GOING CONCERN ASSUMPTION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards). The consolidated financial statements provide a general overview of our activities and the results achieved. They give a true and fair view of our financial position, our financial performance and cash flows, on a going concern basis.

The consolidated financial statements are presented in Euros, which is also our functional currency. Amounts are rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements have been prepared on a historical cost basis, except for the following items:

-Financial instruments – fair value through profit or loss

-Financial instruments – fair value through other comprehensive income

-Contingent consideration

-Net defined benefit liability

-Cash settled share-based payment liabilities

New Standards and Interpretations Applicable for the Annual Period

NEW STANDARDS AND INTERPRETATIONS APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2025

New standards and interpretations applicable for the annual period beginning on January 1, 2025 did not have a material impact on our consolidated financial statements.

Standards And Interpretations Published But Not Yet Applicable For The Annual Period

STANDARDS AND INTERPRETATIONS PUBLISHED, BUT NOT YET APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2025

A number of new standards are effective for annual periods beginning on or after January 1, 2026 with earlier adoption permitted. However we have not early adopted new or amended standards in preparing our consolidated financial statements. We are currently still assessing the impact of these new accounting standards and amendments that are not yet effective but we expect no standard to have a material impact on our financial statements in the period of initial application, except for the effect of IFRS 18 as mentioned below.

The following amendments are effective for the period beginning January 1, 2026:

●	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments
●	Annual Improvements: Volume 11
●	Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity

The following amendments are effective for the period beginning January 1, 2027:

●	IFRS 18: Presentation and Disclosure in Financial Statements
●	IFRS 19: Subsidiaries without Public Accountability: Disclosures

We are currently assessing the effect of these new accounting standards and amendments.

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the income statement into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

We are currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.

Although the adoption of IFRS 18 will have no impact on our net result, the following changes are likely to be reflected:

-Profit/loss before financing and income tax will be introduced as a new subtotal in the income statement.
-Interest income and fair value changes on loans granted will be removed from financial result and classified as part of the investing category
-Interest income and fair value changes on cash and cash equivalents and financial investments will be removed from financial result and classified as part of the investing category
-Foreign exchange difference will be classified in the category where the related income and expense form the item giving rise to the foreign exchange difference. That means that foreign exchange differences on current financial investments and cash and cash equivalents will have to be classified from financial to investing category.

Changes to the cash flow statement

-Interest received currently classified as part of operating cash flows will have to be presented as part of investing cash flows
-Interest paid currently classified as part of operating cash flows will have to be presented as part of financing cash flows

IFRS 19 does not apply to Galapagos NV as it is a parent company.

Business Combinations

BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method. In the statement of financial position, all identifiable assets, liabilities and contingent liabilities are initially recognized at their fair value at the acquisition date. The results of acquired operations are included in our consolidated income statement from the date on which control is obtained. Any contingent consideration to be transferred by us will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized in our consolidated income statement. The excess of the fair value of the total purchase consideration transferred over the fair value of the acquired assets and assumed liabilities is recognized as goodwill. The valuations in support of fair value determinations are based on information available at the acquisition date. Acquisition-related costs are expensed as incurred.

Any contingent consideration to be transferred by us in relation to businesses acquired are linked to milestone payments and are initially recognized at fair value as a financial liability. They are adjusted for the probability of their likelihood of payment and are appropriately discounted to reflect the impact of time.

Changes in the fair value of these contingent consideration liabilities in subsequent periods are recognized in our consolidated income statement on the line “other operating income/expense”. The effect of unwinding the discount over time is recognized on the line “other financial expenses”.

Contingent amounts payable or paid by us to former shareholders of acquired companies, who continue to be employed by us, but which would be automatically forfeited (or become repayable) upon termination of employment before a specific date, are classified as remuneration for post-combination services in our consolidated income statement. These cash-settled contingent amounts are recognized in accordance with IAS 19 and are recorded in the statement of financial position on the lines “other (non-) current assets” and “other non-current/trade and other liabilities” depending on the timing of the payment by us.

Goodwill

GOODWILL

Goodwill is initially measured as the excess of the total purchase consideration transferred and the fair value of the acquired assets and assumed liabilities. Subsequently, goodwill is stated at cost less impairments.

As goodwill is considered to have an indefinite life, it is tested for impairment at least once a year (at each year-end), and whenever there is an indication that it may be impaired, by comparing its carrying amount with its recoverable amount.

Any impairment costs are recorded in our consolidated income statement on the line “Impairment of the cell therapy activities”.

Intangible Assets Other Than Goodwill

INTANGIBLE ASSETS OTHER THAN GOODWILL

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from our development activities is recognized only if all of the following conditions are met:

●	Technically feasible to complete the intangible asset so that it will be available for use or sale
●	We have the intention to complete the intangible assets and use or sell it
●	We have the ability to use or sell the intangible assets
●	The intangible asset will generate probable future economic benefits, or indicate the existence of a market
●	Adequate technical, financial and other resources to complete the development are available
●	We are able to measure reliably the expenditure attributable to the intangible asset during its development
(i)	Internally generated intangible assets

The amount capitalized as internally generated intangible assets is the sum of the development costs incurred as of the date that the asset meets the conditions described above. Because of risks and uncertainties inherent to the regulatory authorizations and to the development process itself, management estimates that the conditions for capitalization are not met until we obtain regulatory approval from the competent authorities.

Currently we recognize all development costs as an expense in the period in which they are incurred, even for approved products because they do not generate separately identifiable incremental future economic benefits that can be reliably measured.

(ii)	Licenses, rights, technology and in-process R&D

Acquired in-process R&D obtained through in-licensing agreements, business combinations, collaboration agreements or separate acquisitions are capitalized as an intangible asset provided that they are separately identifiable, controlled by us and expected to provide economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired R&D assets, upfront and milestone payments to third parties for products or compounds for which regulatory approval has not yet been obtained are recognized as intangible assets. We consider such intangible assets as not yet available for use until the moment that the underlying asset is approved and commercially launched. Amortization will commence when the underlying asset is approved for commercialization and the asset will be amortized over its useful life.

Intangible assets may also consist of upfront fees paid to third party institutions in exchange for an option to negotiate a license to any of the third party’s rights in technology resulting from the collaboration. The upfront fee paid in exchange for this option is capitalized as intangible asset and amortized over the expected duration of the option.

Exclusivity contracts and technology acquired through business combinations are valued independently as part of the fair value of the businesses acquired and are amortized over their estimated useful lives. The estimated useful life is based on the lower of the contract life or the economic useful life.

In the event an asset has an indefinite life, this fact is disclosed along with the reasons for being deemed to have an indefinite life. Intangible assets with an indefinite useful life and intangible assets which are not yet available for use are tested for impairment annually, and whenever there is an indication that the asset might be impaired.

(iii)	Software and databases

Acquired software is recognized at cost less accumulated amortization and any impairment loss. Amortization is recognized so as to write off the cost of assets over their useful lives (generally between 3 and 5 years), using the straight-line method.

(iv)	Contract costs

Contract costs only include success fees that were capitalized in relation to the Gilead agreement of 2019. These costs are amortized on a straight-line basis over a period of ten years, reflecting the term of our collaboration with Gilead.

We review at each balance sheet date the carrying amount of our intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, we estimate the recoverable amount of the cash-generating unit to which the asset belongs. If the recoverable amount of an asset or CGU is estimated to be less than the carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.

Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recognized at cost less accumulated depreciation and any impairment loss.

Depreciation of an asset begins when it is available for use, i.e., when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is recognized so as to write off the cost of assets over their useful lives, using the straight-line method, on the following basis:

●	Buildings: 33 years
●	Installation & machinery: 3–15 years
●	Furniture, fixtures & vehicles: 4–10 years

Land is not depreciated.

Leasehold improvements are depreciated 3 -10 years, being the term of the lease, unless a shorter useful life is expected.

The other tangible assets category mainly consists of assets under construction. Assets under construction are not depreciated.

Any gain or loss incurred at the disposal of an asset is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit or loss.

We review at each balance sheet date the carrying amount of our property, plant and equipment to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any).

Leases

LEASES

All leases are accounted for by recognizing a right-of-use asset and a corresponding lease liability except for:

●	Leases of low value assets; and
●	Leases with a duration of 12 months or less

Liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate. Our lease payments generally only include fixed payments and extension option payments if we are reasonably certain to exercise this option.

After initial recognition, the lease liability will be measured at amortized cost using the discount rate determined at commencement and will be re-measured (with a corresponding adjustment to the related right-of-use asset) when there is a change in future lease payments, generally in case of reassessment of options.

At the commencement date, the right-of-use assets are measured at cost, comprising the amount of the initial lease liability, less any lease incentives received from the lessors.

After initial recognition, the right-of-use assets are measured at cost and depreciated based on the lower of their useful economic life or the contractual lease term on a straight-line basis. The right-of-use assets will be adjusted for any re-measurements of the lease liability as a result of lease modifications. The right-of-use assets are subject to impairment testing if there is an indicator for impairment, as for property, plant and equipment. The right-of-use assets are presented in the statement of financial position under the caption “property, plant and equipment” and the lease liabilities are presented as current and non-current lease liabilities.

Inventories

INVENTORIES

Inventories consist of raw materials, semi-finished products and finished products. These inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, conversion costs and transportation costs, and is determined using the FIFO-method.

Financial Instruments

FINANCIAL INSTRUMENTS

Financial assets and financial liabilities are recognized in our statement of financial position when we become a party to the contractual provisions of the instrument.

(i) Financial assets

Financial assets are initially recognized either at fair value or at their transaction price. All recognized financial assets will subsequently be measured at either amortized cost or fair value under IFRS 9 on the basis of both our business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

●	a financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (“FVTPL”) under the fair value option;
●	a financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, is measured at fair value through other comprehensive income (“FVTOCI”), unless the asset is designated at FVTPL under the fair value option;
●	all other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

We derecognize a financial asset when the contractual rights to the cash flows from the asset expire, or we transfer the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Financial assets at fair value through other comprehensive income

Equity instruments

Until December 31, 2023, equity investments were classified as fair value through profit or loss (“FVPL”), unless we made an irrevocable election at initial recognition for certain non-current equity investments to present changes in Other comprehensive income (“FVOCI”).

As from January 1, 2024, because of our ongoing business transformation post Jyseleca® divestiture, we changed the classification of our equity investments. All our existing strategic equity investments have been measured at fair value through other comprehensive income rather than through profit or loss in 2024 and 2025. This election is irrevocable and there is no subsequent reclassification of fair value of gains and losses to profit or loss following the derecognition of the investments in the future.

The fair value of listed investments is based upon the closing price of such securities on Euronext at each reporting date. If the fair value is not readily available, the fair value is estimated by management based on the cost of investment and adjusted as necessary for impairment and revaluations with reference to relevant available information and recent financing rounds.

Financial assets at fair value through profit or loss

Financial investments

Financial investments include financial assets measured at fair value through profit or loss and may comprise short term bond funds that have a maturity equal or less than 12 months, and money market funds.

Financial investments are designated at fair value through profit or loss if we manage such investments and make purchase and sale decisions based on their fair value in accordance with the investment strategy. Attributable transaction costs are recognized in profit or loss as incurred. Financial investments at fair value through profit or loss are measured at fair value, and changes therein, which take into account any dividend income, are recognized in profit or loss.

Convertible loan

Convertible loan is classified as a financial asset in accordance with IAS 32, as it represents a contractual right to receive equity instruments of another entity. In accordance with IFRS 9, the convertible loan is measured at fair value through profit or loss, as the convertible loan does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income, as described above. At conversion, the number of shares to be received shall vary depending on future financing rounds and corresponding subscription prices. After initial recognition, changes in the fair value shall be recognized in the income statement.

Financial assets at amortized cost

Receivables

Receivables are designated as financial assets measured at amortized cost. They are initially measured either at fair value or at transaction price, in the absence of a significant financing component.

All receivables are subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Receivables mainly comprise trade and other receivables and current/non-current R&D incentives receivables.

The R&D incentives receivables relate to refunds resulting from R&D incentives on R&D expenses in France and Belgium. This is a grant receivable that is based on annual declarations and is only refunded in case it cannot be offset by a tax payable. R&D incentives receivables are discounted over the period until maturity date according to the appropriate discount rates. We refer to the accounting policy on grants and R&D incentives.

Non-current and current financial investments measured at amortized cost

Non-current financial investments measured at amortized cost include term deposits with maturities exceeding twelve months from the acquisition date.

Current financial investments and escrow account measured at amortized cost include treasury bills that have a maturity equal to or less than twelve months, and term deposits with maturities exceeding three months however equal to or less than twelve months from the acquisition date. We apply settlement date accounting for the recognition and de-recognition of financial investments measured at amortized cost.

Cash and cash equivalents measured at amortized cost

Cash and cash equivalents measured at amortized cost mainly comprise of notice accounts and term deposits that are readily convertible to cash within three months or less, that are subject to an insignificant risk of changes in their value and that are held for the purpose of meeting short-term cash commitments.

Cash and cash equivalents exclude restricted cash, which is presented in the line “other non-current assets” in the statement of financial position.

Impairment

The impairment loss of a financial asset measured at amortized cost is calculated based on the expected loss model.

For trade receivables, in the absence of a significant financing component, the loss allowance is measured at an amount equal to lifetime expected credit losses. Those are the expected credit losses that result from all possible default events over the expected lifetime of those trade receivables.

Impairment losses are recognized in the consolidated income statement.

(ii) Financial liabilities

Financial liabilities are initially measured either at fair value or at their transaction price. Subsequent to initial recognition, financial liabilities are measured at amortized cost or at fair value.

Financial liabilities measured at amortized cost mainly comprise trade and other liabilities.

Trade and other liabilities are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expenses related to our R&D project costs.

We derecognize a financial liability when its contractual obligations are discharged, cancelled or expire.

Financial liabilities measured at fair value through profit or loss comprise the contingent consideration related to the CellPoint milestones. We refer to note 4 for more details.

Taxation

TAXATION

Income tax in the profit or loss accounts represents the sum of the current tax and deferred tax.

Current tax is the expected tax payable on the taxable profit of the year. The taxable profit of the year differs from the profit as reported in the financial statements as it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. Our liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax is provided in full, using the liability-method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. As such, a deferred tax asset for the carry forward of unused tax losses will be recognized to the extent that is probable that future taxable profits will be available.

Revenue Recognition

REVENUE RECOGNITION

Revenues to date have consisted principally of collaboration revenues, which consist of milestones, license fees, non-refundable upfront fees and royalties received in connection with collaboration and license agreements. Starting in 2021, we also have commercial revenues from the sales of Jyseleca, which are reported as “Product net sales” on the discontinued operations line in our consolidated income statement.

The revenue recognition policies can be summarized as follows: We recognize revenue when our customer obtains control of promised goods or services, in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. To determine revenue recognition for agreements that we determine are within the scope of IFRS 15, we perform the following five steps:

COLLABORATION REVENUES

(i) identify the contract

In our agreements with customers we are mainly transferring licenses on our IP and in some cases this is combined with access rights and/or providing R&D services and/or cost sharing mechanisms. In some cases our collaborations also include an equity subscription component. If this is the case, we analyze if the criteria to combine contracts, as set out by IFRS 15, are met.

(ii) identify the performance obligations in the contract

Depending on the type of the agreement, there can be one or more distinct performance obligations under IFRS 15. This is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract. For some of our agreements, we combine the transfer of the license with the performance of R&D activities because we consider that the license is not capable of being distinct and is not distinct in the context of the contract.

(iii) determine the transaction price

Collaboration and license agreements with our commercial partners for R&D activities generally include non-refundable upfront fees; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; license fees, royalties on sales and sometimes reimbursement income or profits sharing arrangements.

a/ License fees or upfront payments

If the license to our intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, we recognize revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For licenses that are bundled with other promises, we utilize judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is satisfied over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

b/ Milestone Payments other than sales-based milestones

A milestone payment is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Where milestone payments are included in the transaction price, we estimate the amount to be included in the transaction price using the most likely amount method. The transaction price is allocated to each performance obligation on a stand-alone selling price basis. We recognize revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, we re-evaluate the probability of achievement of such milestones and any related constraint. If necessary we adjust our estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

c/ Reimbursement Income for R&D Services

Collaboration and license agreements may include reimbursement or cost sharing for R&D services: such as outsourcing costs and payment for FTEs at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by us.

Such costs reimbursements received are recognized in revenues when costs are incurred and agreed by the parties when we are acting as a principal in the scope of our stake of the R&D activities. If the later condition is not fulfilled, costs reimbursements are accounted for as a decrease of the related expenses.

d/ Sales based milestone payment and Royalties

License and collaboration agreements include sales-based royalties, including commercial milestone payments based on the level of sales, and the license has been deemed to be the predominant item to which the royalties relate. Related revenue is recognized as the subsequent underlying sales occur.

(iv) allocate the transaction price to the performance obligations in the contract

We allocate the transaction price to each performance obligation identified in the contract based upon the stand-alone selling price. The stand-alone selling price of each performance obligation is estimated by using one of the following methods: adjusted market assessment approach, the expected cost plus a margin approach or the residual approach. If management assesses that there is only one single performance obligation, the entire transaction price would be allocated to this performance obligation.

(v) recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is recognized when our customer obtains control of the goods and/or services foreseen in the contracts. The control can be transferred over time or at a point in time – which results in recognition of revenue over time or at a point in time.

In case of revenue recognition over time, we use an input model that considers estimates of the percentage of total R&D costs that are completed each period compared to the total estimated costs (percentage of completion method) to measure the progress of the satisfaction of the underlying performance obligation (which is the applied method for the filgotinib performance obligation). In other cases, depending on specific circumstances, we recognize revenue on a straight-line basis over the estimated term of the performance obligation (which is the applied method for the performance obligation related to our drug discovery platform).

SUPPLY REVENUES

After completion of the sale of the Jyseleca® business we started to recognize sales of Jyseleca® inventories to Alfasigma as supply revenues, as part of our continuing operations. These supply revenues are recognized at the point in time when the control of inventory items transfers to Alfasigma.

PRODUCT NET SALES

Revenue on the sale of Jyseleca is recorded as “Product net sales” on the discontinued operations line in our consolidated income statement.

Product net sales is the net amount of revenue recognized resulting from transferring control over our products to our customer (for example wholesalers and hospitals). Product sales revenue is recognized at a point in time when control of the goods has transferred to the customer. This is generally when the goods are delivered to the customer depending on the specific incoterms in the contract with a customer.

The amount of revenue recognized is the amount allocated to the satisfied performance obligation taking into account variable consideration. The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Variable consideration that is included in the transaction price is primarily composed of rebates, discounts, cash discounts and chargebacks granted to various customers that are part of commercial and governmental contractual arrangements or other reimbursement programs. Shelf stock adjustments are granted to some of our customers to cover the inventory held by them at the time of a price decrease becomes effective. A liability is recognized for expected rebates, cash discounts, chargebacks or other reimbursements payable directly or indirectly to customers in relation to sales made until the end of the reporting period.

The amount of variable consideration is estimated using several elements such third-party market data, product pricing, the specific terms in the individual agreements, estimated inventory levels and the shelf life of our product. If actual results differ, these estimates will be adjusted.

Net sales are presented net of value added tax and other sales-related taxes.

COST OF SALES

Cost of sales includes primarily the purchase cost of the goods sold and transportation costs.

OTHER OPERATING INCOME

Grants and R&D incentives

As we carry out extensive R&D activities, we benefit from various grants and R&D incentives from certain governmental agencies. These grants and R&D incentives generally aim to partly reimburse (approved) expenditures incurred in our R&D efforts and are credited to the income statement, under other income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or R&D incentives are receivable.

Share-Based Payments

SHARE-BASED PAYMENTS

a/ Equity-settled share based payments

We grant equity-settled incentives to certain employees, members of the Executive Committee and consultants in the form of subscription rights. Equity-settled subscription rights are measured at fair value at the date of acceptance. The fair value determined at the acceptance date of the subscription rights is expensed over time until the end of the vesting period, based on our estimate of subscription right warrants that are expected to be exercised. Fair value is measured by use of the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

b/ Long-term incentive plans in Restricted Stock Units (“RSUs”)

Members of the Executive Committee and other employees are granted RSUs. An RSU is a grant that takes the form of a promise that employees will receive our stock in the future and it will be payable, at our discretion in cash or in shares, upon completion of a certain vesting period. Each RSU reflects the value of one Galapagos share.

The RSUs are measured based on the average share price over the 30-calendar day period preceding the measurement date. We recognize the corresponding expense and liability over the vesting period. The fair value of the liability is re-measured at each reporting date because currently it is management’s intention to settle the RSUs in cash.

Provisions

PROVISIONS

Provisions are recognized in the statement of financial position when we have a present obligation as a result of a past event; when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and a reliable estimate can be made of the amount of the obligations. The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the balance sheet date.